INCOME AND SOCIAL CONTRIBUTION TAXES - Carryforwards (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Tax loss carryforward	R$ 4,839,872	R$ 4,828,384
Negative tax basis of social contribution carryforward	R$ 5,078,111	R$ 4,947,222